SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Severance Costs	$ 2,217	$ 1,514	$ 790
Derivative Instruments, Gain (Loss) Recognized in Income, Net	97	27	67
Security Deposit	536	456
Options Strategies Contracts [Member]
Derivative, Notional Amount	10,408	1,979	1,409
Forward Contracts [Member]
Derivative, Notional Amount	1,734	5,750
Options and Forward Contracts [Member]
Derivative, Notional Amount	$ 7,520	$ 3,900